Cover - shares	12 Months Ended
	Jun. 30, 2024	Oct. 02, 2024
Document Information Line Items
Entity Registrant Name	IRSA Investments and Representations Inc.
Entity Central Index Key	0000933267
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2024
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding		741,459,162
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-13542
Entity Incorporation State Country Code	C1
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor
Entity Address City Or Town	City of Buenos Aires
Entity Address Country	AR
Entity Address Postal Zip Code	C1001ADA
Icfr Auditor Attestation Flag	false
Auditor Name	PRICE WATERHOUSE & Co. S.R.L
Auditor Location	Buenos Aires, Argentina
Auditor Firm Id	1349
Security 12b Title	Common Stock, par value ARS 10.00 per share
Trading Symbol	IRS
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Registration Statement	false
Contact Personnel Email Address	ir@irsa.com.ar
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Carlos M. Della Paolera 261
Entity Address Address Line 2	9th Floor
Entity Address City Or Town	City of Buenos Aires
Entity Address Country	AR
Entity Address Postal Zip Code	C1001ADA
City Area Code	11
Local Phone Number	4323-7449
Contact Personnel Name	Matías Iván Gaivironsky